Deposits and Subordinated Debt	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	July 31, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$4,865	$1,996	$1,541	$22,631	$31,033	$32,546
Business and government	74,618	42,936	208,601	231,255	557,410	575,019
Individuals	3,849	36,791	150,306	121,198	312,144	320,767
Total amortized cost deposits	83,332	81,723	360,448	375,084	900,587	928,332
Deposits at FVTPL	-	-	-	54,776	54,776	54,108
Total (5)	$83,332	$81,723	$360,448	$429,860	$955,363	$982,440
Booked in:
Canada	$72,808	$69,207	$160,616	$300,146	$602,777	$618,141
United States	10,416	12,516	198,172	81,559	302,663	314,066
Other countries	108	-	1,660	48,155	49,923	50,233
Total	$83,332	$81,723	$360,448	$429,860	$955,363	$982,440

(1)	Includes $42,150 million of non-interest bearing deposits as at July 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $58,475 million of senior unsecured debt as at July 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $28,271 million as at July 31, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $496,501 million of deposits denominated in U.S. dollars as at July 31, 2025 ($521,160 million as at October 31, 2024), and $55,040 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

The
following
table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at July 31, 2025	$ 252,634	$ 72,353	$ 48,155	$373,142
As at October 31, 2024	285,555	77,313	48,086	410,954
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at July 31, 2025	$ 51,573	$ 30,973	$ 51,394	$ 118,694	$252,634
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555

Subordinated Debt
On June 17, 2025, we redeemed all of our $1,250 million 2.077% Series J Medium-Term Notes (NVCC) Second Tranche, at a redemption price of 100% of the principal amount plus accrued and unpaid interest to, but excluding, the redemption date.
On March 5, 2025, we issued $1,250 million of 4.077% Series N Medium-Term Notes First Tranche (NVCC) through our Canadian Medium-Term Note Program. The notes will reset to a floating rate on March 5, 2030.